MFA 2024-NQM2 Trust ABS-15G

EXHIBIT 99.02

Client Name:
Client Project Name:	MFA 2024-NQM2
Start - End Dates:	3/27/2023 - 4/11/2024
Deal Loan Count:	154

Conditions Report 2.0

Loans in Report:	154
Loans with Conditions:	69

0 - Total Active Conditions

51 - Total Satisfied Conditions

17 - Credit Review Scope
5 - Category: Application
1 - Category: Assets
1 - Category: Credit/Mtg History
1 - Category: DTI
5 - Category: Income/Employment
2 - Category: Insurance
1 - Category: Legal Documents
1 - Category: Terms/Guidelines
4 - Property Valuations Review Scope
4 - Category: Appraisal
30 - Compliance Review Scope
13 - Category: Compliance Manual
4 - Category: Documentation
13 - Category: TILA/RESPA Integrated Disclosure
52 - Total Waived Conditions

47 - Credit Review Scope
14 - Category: Credit/Mtg History
2 - Category: DTI
4 - Category: Income/Employment
1 - Category: Insurance
16 - Category: LTV/CLTV
10 - Category: Terms/Guidelines
3 - Property Valuations Review Scope
2 - Category: Appraisal
1 - Category: Property
2 - Compliance Review Scope
1 - Category: Borrower's Interest
1 - Category: Documentation

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